PROVISIONS, CONTINGENCIES AND COMMITMENTS - Provisions Overview - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions	$ 2,298	$ 2,065	$ 2,407
Site restoration
Disclosure of other provisions [line items]
Provisions	109	147	152
Voluntary separation plans
Disclosure of other provisions [line items]
Provisions	86	32	$ 23
Voluntary separation plans | AMSA
Disclosure of other provisions [line items]
Provisions	27
Voluntary separation plans | Sustainable Solutions
Disclosure of other provisions [line items]
Provisions	33
France | Site restoration
Disclosure of other provisions [line items]
Provisions	61	66
Brazil | Indemnification provision
Disclosure of other provisions [line items]
Provisions	$ 73	$ 182